Shareholders' Equity Shareholders' Equity - Shares Issued as a Result of the Acquisition of HMI (Details) - EUR (€) € in Millions			12 Months Ended	31 Months Ended
	Nov. 22, 2016	May 30, 2013	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Stockholders Equity [Line Items]
Business Combination Fair Value Of Shares Exchanged	€ 580.6			€ 2,347.3
Business Acquisition, Name of Acquired Entity	HMI	Cymer
Business Acquisition, Effective Date of Acquisition	Nov. 22, 2016	May 30, 2013	Nov. 22, 2016